Equity and Remuneration to Shareholders (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Share Capital for Common Shares and Preferred Shares

The Company’s issued and outstanding share capital on December 31, 2017, 2016 and 2015 is R$ 6,294, represented by 420,764,708 common shares and 838,076,946 preferred shares, all with nominal value of R$ 5.00 (five Reais), as follows:

Shareholders	Number of shares on December 31, 2017
	Common	%	Preferred	%	Total	%
State of Minas Gerais	214,414,739	51	—	—	214,414,739	17
Other entities of Minas Gerais State	56,703	—	4,860,228	1	4,916,931	1
FIA Dinâmica Energia S.A.	41,635,754	10	62,469,590	7	104,105,344	8
Others
In Brazil	110,343,209	26	237,174,007	28	347,517,216	27
Foreign shareholders	54,314,303	13	533,573,121	64	587,887,424	47

Total	420,764,708	100	838,076,946	100	1,258,841,654	100

Shareholders	Number of shares on December 31, 2016
	Common	%	Preferred	%	Total	%
State of Minas Gerais	214,414,739	51	—	—	214,414,739	17
Other entities of Minas Gerais State	56,703	—	4,860,228	1	4,916,931	1
AGC Energia S.A.	84,357,856	20	—	—	84,357,856	7
Other	—	—	—	—	—	—
In Brazil	112,584,011	27	252,478,755	30	365,062,766	28
Foreign shareholders	9,351,399	2	580,737,963	69	590,089,362	47

Total	420,764,708	100	838,076,946	100	1,258,841,654	100

Shareholders	Number of shares on December 31, 2015
	Common	%	Preferred	%	Total	%
Minas Gerais State	214,414,739	51	—	—	214,414,739	17
Other entities of M.G. State	56,703	—	10,418,812	1	10,475,515	1
AGC Energia S.A.	138,700,848	33	42,671,763	5	181,372,611	15
Others
In Brazil	58,127,167	14	179,358,041	21	237,485,208	18
Foreign shareholders	9,465,251	2	605,628,330	73	615,093,581	49

Total	420,764,708	100	838,076,946	100	1,258,841,654	100

Summary of Shares used in Calculation of Basic Profit and Diluted Earnings per Share

In view of the capital increase described in more detail in subclause ‘e’ of this explanatory note, the calculation of the basic and diluted earnings taking into account the new shares that will potentially be subscribed, as follows:

Number of shares	2017	2016	2015
Common shares already paid up	420,764,708	420,764,708	420,764,708
Common shares to be paid up	66,849,505	—	—
Shares in treasury	(69)	(69)	(69)

	487,614,144	420,764,639	420,764,639

Preferred shares already paid up	838,076,946	838,076,946	838,076,946
Preferred shares to be paid up	133,061,442	—	—
Shares in treasury	(560,649)	(560,649)	(560,649)

	970,577,739	837,516,297	837,516,297

Total	1,458,191,883	1,258,280,936	1,258,280,936

Summary of Calculation of Basic Earnings per Share

The calculation of basic earnings per share is as follows:

	2017	2016	2015
Net income for the year	1,001	334	2,469
Minimum mandatory dividend for preferred shares from income for the period (item c)	486	204	422
Income not distributed arising from the net income for the year – preferred shares	333	87	1,221

Total of the earnings for the preferred shares (A)	819	291	1,643
Minimum mandatory dividend for the common shares	15	—	212
Income not distributed arising from the net income for the period – common shares	167	44	614

Total earnings for the common shares (B)	182	44	826
Basic earnings per preferred share ( A / number of preferred shares )	0.84	0.35	1.96
Basic earnings per common share ( B / number of common shares )	0.37	0.10	1.96

Summary of Calculation of Diluted Earnings per Share

The following shows the calculation of diluted profit per share:

	2017	2016	2015
Net income for the year	1,001	334	2,469
Total basic earnings for the preferred shares	819	291	1,643
Dilution effect related to the RME/Lepsa Option	—	(22)	—
Dilution effect related to the Ativas Option	—	(5)	—

Diluted earnings for the preferred shares (C)	819	264	1,643
Total earnings for the year for the common shares	182	43	826
Dilution effect related to the RME/Lepsa Option	—	(11)	—
Dilution effect related to the Ativas Option	—	(2)	—

Diluted earnings for the common shares (D)	182	30	826
Diluted earnings per preferred share ( C / No. of preferred shares )	0.84	0.32	1.96
Diluted earnings per common share ( D / No. of common shares )	0.37	0.07	1.96

Schedule of Capital Reserves and Profit Reserves

Capital reserves and Profit reserves are made up as follows:

Capital reserves and shares in Treasury	2017	2016	2015
Investment-related subsidies	1,857	1,857	1,857
Goodwill on issuance of shares	69	69	69
Shares in treasury	(1)	(1)	(1)

	1,925	1,925	1,925

The Reserve for investment-related donations and subsidies basically refers to the compensation by the federal government for the difference between the profitability obtained by Cemig up to March 1993 and the minimum return guaranteed by the legislation in effect at the time.

The reserve for treasury shares refers to the pass-through by Finor of shares arising from funds applied in Cemig projects in the area covered by Sudene (the development agency for the Northeast) under tax incentive programs.

Profit reserves	2017	2016	2015
Legal reserve	853	853	853
Statutory Reserve	57	57	57
Retained Earnings reserve	3,341	2,813	2,906
Incentives tax reserve	58	57	50
Reserve for mandatory dividends not distributed	1,420	1,420	797

	5,729	5,200	4,663

Summary of Reserve for Obligatory Dividends Not Distributed	Reserve for mandatory dividends not distributed

2017
Dividends withheld, arising from the net income of 2015	623
Dividends withheld, arising from the net income of 2014	797

1,420

Schedule of Dividends Proposed for Distribution to Shareholders Based on the Profit for the Business Year

The calculation of the minimum dividends proposed for distribution to Shareholders as a result of the 2017, as mentioned in the previous paragraph, is as follows:

	2017	2016	2015
Calculation of Minimum Dividends required by the By-laws for the preferred shares
Nominal value of the preferred shares	4,191	4,190	4,190
Nominal value of the preferred shares to be capitalized	665	—	—

	4,856	4,190	4,190

Percentage applied to the nominal value of the preferred shares	10.00%	10.00%	10.00%

Amount of the dividends by the First payment criterion	486	419	419
Equity	14,326	12,930	12,984
Preferred shares as a percentage of Equity (net of shares held in Treasury)	66.58%	66.58%	66.58%

Portion of Equity represented by the preferred shares	9,538	8,609	8,645

Percentage applied to the portion of Equity represented by the preferred shares	3.00%	3.00%	3.00%

Amount of the dividends by the Second payment criterion	286	258	259

Minimum Dividends required by the Bylaws for the preferred shares	486	419	419

Calculation of the Minimum Dividend under the by-laws based on the net income for the period
Mandatory dividend
Net income for the year	1,001	334	2,469
Mandatory dividends – 50% of Net income	500	167	1,235

Summary of Equity Valuation Adjustments

	2017	2016	2015
Deemed cost of PP&E	639	685	720
Accumulated Other Comprehensive Income
Variation in fair value of financial asset available for sale in jointly-controlled entity	—	37	18
Cumulative translation adjustments	—	—	63
Adjustments to actuarial liabilities – Employee benefits	(1,476)	(1,211)	(699)

Equity valuation adjustments	(837)	(489)	102